Intangible Assets - Summary of Concessions (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	S/ 853,315	S/ 847,095	S/ 940,070	S/ 960,286
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	3,700	7,900
Road improvement	14,449	15,558
Implementation for road safety	8,152	6,283
Work capitalization of second roadway	314,614	310,417
Disbursements for land adquisition	4,233	4,757
Other intangible assets contracted for the delivery process	7,477	6,775
Total Norvial S.A.	417,003	436,222
Other concessions	26,947	45,818
Contractual arrangements [member]
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	443,950	482,040
Service concession rights [member]
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	443,950	482,040	S/ 528,227	S/ 517,760
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	950	9,836
Service concession rights [member] | Contractual arrangements [member]
Disclosure Of Detailed Information About Concessions [Line Items]
EPC Contract	62,319	70,133
Ancon Huacho Pativilca [Member] | Service concession rights [member]
Disclosure Of Detailed Information About Concessions [Line Items]
Cost of capitalized indebtedness at effective interest rates between 7.14% and 8.72%	S/ 4,809	S/ 12,463